Consolidated Statements of Changes in Stockholders’ Equity - USD ($)	Common Stock	Preferred Stock	Additional Paid-in Capital	Statutory Reserves	Retained Earnings	Accumulated Other Comprehensive Income	Total
Balance at Dec. 31, 2017	$ 2,000	$ 75	$ 1,897,765		$ (1,044,305)	$ 148,198	$ 1,003,733
Balance (in Shares) at Dec. 31, 2017	20,000,000	750,000
Net income for the year					1,477,907		1,477,907
Contribution made to statutory reserve				65,142	(65,142)
Foreign currency translation gain (loss)						(110,179)	(110,179)
Balance at Dec. 31, 2018	$ 2,000	$ 75	1,897,765	65,142	368,460	38,019	2,371,461
Balance (in Shares) at Dec. 31, 2018	20,000,000	750,000
Capital contribution			2,273,470				2,273,470
Dividend paid					(1,551,081)		(1,551,081)
Net income for the year					1,278,359		1,278,359
Contribution made to statutory reserve				29,695	(29,695)
Foreign currency translation gain (loss)						2,437	2,437
Balance at Dec. 31, 2019	$ 2,000	$ 75	4,171,235	94,837	66,043	40,456	4,374,646
Balance (in Shares) at Dec. 31, 2019	20,000,000	750,000
Issuance of Ordinary Shares	$ 115		9,999,885				10,000,000
Issuance of Ordinary Shares (in Shares)	1,149,425
Net income for the year					3,586,692		3,586,692
Contribution made to statutory reserve				299,704	(299,704)
Foreign currency translation gain (loss)						783,406	783,406
Balance at Dec. 31, 2020	$ 2,115	$ 75	$ 14,171,120	$ 394,541	$ 3,353,031	$ 823,862	$ 18,744,744
Balance (in Shares) at Dec. 31, 2020	21,149,425	750,000